UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Conus Partners, Inc.

Address:    50 Rockefeller Plaza
            2nd Floor
            New York, New York 10020



13F File Number: 28-12281

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrew Zacks
Title:  Managing Director
Phone:  212-332-7291


Signature, Place and Date of Signing:


 /s/ Andrew Zacks          New York, New York                  May 15, 2007
-----------------         ----------------------              ---------------
  [Signature]                [City, State]                        [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    80

Form 13F Information Table Value Total:    $386,007
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                   Form 13F File Number                 Name

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

                                                     FORM 13F INFORMATION TABLE
                                                         Conus Partners, Inc.
                                                            March 31, 2007


COLUMN 1                             COLUMN  2      COLUMN 3     COLUMN 4         COLUMN 5     COLUMN 6  COLUMN 7    COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------

                                                                  VALUE   SHRS OR  SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS    CUSIP       (X$1000)  PRN AMT  PRN CALL   DISCRETION   MNGRS  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ACTIONS SEMICONDUCTOR CO LTD            ADR        00507E107     2,836    383,720  SH         SHARED-DEFINED  0   0      383,720  0
ADVANCED ANALOGIC TECHNOLOGI            COM        00752J108       461     70,019  SH         SHARED-DEFINED  0   0       70,019  0
ALKERMES INC                            COM        01642T108     1,854    120,057  SH         SHARED-DEFINED  0   0      120,057  0
ALLIED CAP CORP NEW                     COM        01903Q108     1,253        435  SH  PUT    SHARED-DEFINED  0   0          435  0
AMERICAN BILTRITE INC                   COM        024591109       246     26,475  SH         SHARED-DEFINED  0   0       26,475  0
AMERICAN EXPRESS CO                     COM        025816109     3,666        650  SH  PUT    SHARED-DEFINED  0   0          650  0
AMERICAN SUPERCONDUCTOR CORP            COM        030111108       269     20,000  SH         SHARED-DEFINED  0   0       20,000  0
AMERICAN SUPERCONDUCTOR CORP            COM        030111108       385        286  SH  PUT    SHARED-DEFINED  0   0          286  0
AMERICREDIT CORP                        COM        03060R101     7,137      3,122  SH  PUT    SHARED-DEFINED  0   0        3,122  0
ANTIGENICS INC DEL                NOTE 5.250% 2/0  037032AC3       649  1,000,000  PRN        SHARED-DEFINED  0   0    1,000,000  0
AUTOMATIC DATA PROCESSING IN            COM        053015103    12,923      2,670  SH  PUT    SHARED-DEFINED  0   0        2,670  0
BANK OF AMERICA CORPORATION             COM        060505104    14,796      2,900  SH  PUT    SHARED-DEFINED  0   0        2,900  0
BEAR STEARNS COS INC                    COM        073902108    12,028        800  SH  PUT    SHARED-DEFINED  0   0          800  0
BIOENVISION INC                         COM        09059N100       875    213,967  SH         SHARED-DEFINED  0   0      213,967  0
BIOVERIS CORP                           COM        090676107       671     50,522  SH         SHARED-DEFINED  0   0       50,522  0
CAPITAL LEASE FDG INC                   COM        140288101       429     40,100  SH         SHARED-DEFINED  0   0       40,100  0
CAPITAL ONE FINL CORP                   COM        14040H105     9,297      1,232  SH  PUT    SHARED-DEFINED  0   0        1,232  0
CARMAX INC                              COM        143130102     7,109      2,897  SH  PUT    SHARED-DEFINED  0   0        2,897  0
CELL GENESYS INC                        COM        150921104     2,749    654,488  SH         SHARED-DEFINED  0   0      654,488  0
CHIQUITA BRANDS INTL INC                COM        170032809     2,103      1,500  SH  PUT    SHARED-DEFINED  0   0        1,500  0
CITIGROUP INC                           COM        172967101    12,722      2,478  SH  CALL   SHARED-DEFINED  0   0        2,478  0
COACH INC                               COM        189754104     3,003        600  SH  PUT    SHARED-DEFINED  0   0          600  0
COMPUCREDIT CORP                        COM        20478N100       590        189  SH  PUT    SHARED-DEFINED  0   0          189  0
CONGOLEUM CORP NEW                     CL A        207195108       504    309,458  SH         SHARED-DEFINED  0   0      309,458  0
CV THERAPEUTICS INC                     COM        126667104    12,244  1,555,817  SH         SHARED-DEFINED  0   0    1,555,817  0
CYTYC CORP                              COM        232946103     2,189        640  SH  PUT    SHARED-DEFINED  0   0          640  0
DIOMED HOLDINGS INC                   COM NEW      25454R207        19     13,000  SH         SHARED-DEFINED  0   0       13,000  0
DRDGOLD LTD                        SPONSORED ADR   26152H103     3,795  5,663,887  SH         SHARED-DEFINED  0   0    5,663,887  0
DURECT CORP                             COM        266605104    17,641  4,240,622  SH         SHARED-DEFINED  0   0    4,240,622  0
FACTSET RESH SYS INC                    COM        303075105     7,077      1,126  SH  PUT    SHARED-DEFINED  0   0        1,126  0
FEDERAL NATL MTG ASSN                   COM        313586109     3,879        800  SH  PUT    SHARED-DEFINED  0   0          800  0
FEDERATED DEPT STORES INC DE            COM        31410H101     1,752        389  SH  PUT    SHARED-DEFINED  0   0          389  0
FIDELITY NATIONAL FINANCIAL            CL A        31620R105     4,154      1,730  SH  PUT    SHARED-DEFINED  0   0        1,730  0
FIRST DATA CORP                         COM        319963104     4,549    169,100  SH         SHARED-DEFINED  0   0      169,100  0
FIRST MARBLEHEAD CORP                   COM        320771108       871        194  SH  PUT    SHARED-DEFINED  0   0          194  0
GARMIN LTD                              ORD        G37260109     1,029        190  SH  PUT    SHARED-DEFINED  0   0          190  0
GENERAL CABLE CORP DEL NEW              COM        369300108     2,137        400  SH  PUT    SHARED-DEFINED  0   0          400  0
GENERAL MTRS CORP                       COM        370442105    11,533      3,764  SH  PUT    SHARED-DEFINED  0   0        3,764  0
GENVEC INC                              COM        37246C109       752    261,225  SH         SHARED-DEFINED  0   0      261,225  0
HARLEY DAVIDSON INC                     COM        412822108     5,763        981  SH  PUT    SHARED-DEFINED  0   0          981  0
HORNBECK OFFSHORE SVCS INC N            COM        440543106     4,151    144,900  SH         SHARED-DEFINED  0   0      144,900  0
HORNBECK OFFSHORE SVCS INC N            COM        440543106     2,865      1,000  SH  CALL   SHARED-DEFINED  0   0        1,000  0
INOVIO BIOMEDICAL CORP                  COM        45773H102     7,732  2,386,572  SH         SHARED-DEFINED  0   0    2,386,572  0
ISHARES TR                        DJ US REAL EST   464287739     2,983     35,000  SH         SHARED-DEFINED  0   0       35,000  0
ISHARES TR                        DJ US REAL EST   464287739    29,911      3,509  SH  PUT    SHARED-DEFINED  0   0        3,509  0
JOHNSON CTLS INC                        COM        478366107     2,839        300  SH  PUT    SHARED-DEFINED  0   0          300  0
JP MORGAN CHASE & CO                    COM        46625H100    11,611      2,400  SH  PUT    SHARED-DEFINED  0   0        2,400  0
KOHLS CORP                              COM        500255104     6,129        800  SH  PUT    SHARED-DEFINED  0   0          800  0
LABOPHARM INC                           COM        504905100     2,295    402,695  SH         SHARED-DEFINED  0   0      402,695  0
LENNAR CORP                            CL A        526057104     2,533        600  SH  PUT    SHARED-DEFINED  0   0          600  0
LOWES COS INC                           COM        548661107     1,178        374  SH  PUT    SHARED-DEFINED  0   0          374  0
MACQUARIE INFRASTRUCTURE CO         SH BEN INT     55607X108       825        210  SH  PUT    SHARED-DEFINED  0   0          210  0
MASTERCARD INC                         CL A        57636Q104     6,374        600  SH  PUT    SHARED-DEFINED  0   0          600  0
MAXYGEN INC                             COM        577776107    10,233    917,789  SH         SHARED-DEFINED  0   0      917,789  0
MEADE INSTRUMENTS CORP                  COM        583062104       572    232,478  SH         SHARED-DEFINED  0   0      232,478  0
MORGAN STANLEY                        COM NEW      617446448    12,531      1,591  SH  PUT    SHARED-DEFINED  0   0        1,591  0
NUCO2 INC                               COM        629428103     3,518    139,500  SH         SHARED-DEFINED  0   0      139,500  0
NEKTAR THERAPEUTICS                     COM        640268108     1,073     82,176  SH         SHARED-DEFINED  0   0       82,176  0
NEUROMETRIX INC                         COM        641255104     2,418    249,036  SH         SHARED-DEFINED  0   0      249,036  0
NEWPARK RES INC                   COM PAR $.01NEW  651718504     3,953    560,700  SH         SHARED-DEFINED  0   0      560,700  0
PENN TREATY AMERN CORP                COM NEW      707874400       571     94,300  SH         SHARED-DEFINED  0   0       94,300  0
PHARMACOPEIA DRUG DISCVRY IN            COM        7171EP101     1,029    180,830  SH         SHARED-DEFINED  0   0      180,830  0
POTASH CORP SASK INC                    COM        73755L107     5,278        330  SH  PUT    SHARED-DEFINED  0   0          330  0
PULTE HOMES INC                         COM        745867101     1,318        498  SH  PUT    SHARED-DEFINED  0   0          498  0
QUEST DIAGNOSTICS INC                   COM        74834L100     2,863        574  SH  CALL   SHARED-DEFINED  0   0          574  0
REPLIGEN CORP                           COM        759916109       331    104,601  SH         SHARED-DEFINED  0   0      104,601  0
SANOFI AVENTIS                     SPONSORED ADR   80105N105     2,828        650  SH  CALL   SHARED-DEFINED  0   0          650  0
SEARS HLDGS CORP                        COM        812350106    14,413        800  SH  PUT    SHARED-DEFINED  0   0          800  0
SLM CORP                                COM        78442P106     8,180      2,000  SH  PUT    SHARED-DEFINED  0   0        2,000  0
STAAR SURGICAL CO                  COM PAR $0.01   852312305     4,960    900,093  SH         SHARED-DEFINED  0   0      900,093  0
STREETTRACKS SER TR               SPDR S&P HOMEB   86330E745    20,106      6,177  SH  PUT    SHARED-DEFINED  0   0        6,177  0
SYCAMORE NETWORKS INC                   COM        871206108     1,377    368,235  SH         SHARED-DEFINED  0   0      368,235  0
SYMYX TECHNOLOGIES                      COM        87155S108     6,507    367,215  SH         SHARED-DEFINED  0   0      367,215  0
TARGET CORP                             COM        87612E106     1,778        300  SH  PUT    SHARED-DEFINED  0   0          300  0
THERAGENICS CORP                        COM        883375107       724    115,700  SH         SHARED-DEFINED  0   0      115,700  0
UBS AG                                SHS NEW      H89231338     2,972        500  SH  PUT    SHARED-DEFINED  0   0          500  0
VULCAN MATLS CO                         COM        929160109     5,824        500  SH  PUT    SHARED-DEFINED  0   0          500  0
WASHINGTON MUT INC                      COM        939322103     1,211        300  SH  PUT    SHARED-DEFINED  0   0          300  0
WASTE MGMT INC DEL                      COM        94106L109     9,979      2,900  SH  CALL   SHARED-DEFINED  0   0        2,900  0
YOUNG BROADCASTING INC                 CL A        987434107        97     24,006  SH         SHARED-DEFINED  0   0       24,006  0

Total Value (x$1000)                                           386,007
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